FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2017
FAIR VALUE MEASUREMENT
Schedule of financial assets and liabilities measured at fair value .

Consolidated 31 December 2017
(US$’000)	Level 1	Level 2	Level 3	Total
Assets measured at fair value
Derivative commodity contracts	—	606	—	606
Liabilities measured at fair value
Derivative commodity contracts	—	(9,346)	—	(9,346)
Net fair value	—	(8,740)	—	(8,740)

Consolidated 31 December 2016
(US$’000)	Level 1	Level 2	Level 3	Total
Assets measured at fair value
Derivative commodity contracts	—	279	—	279
Liabilities measured at fair value
Derivative commodity contracts	—	(7,794)	—	(7,794)
Net fair value	—	(7,515)	—	(7,515)